Amounts Receivable and Other Assets - Disclosure of Information About Amounts Receivable and Other Assets (Details) - CAD ($)	Jul. 31, 2018	Jul. 31, 2017
Amounts Receivable And Other Assets
Current: Sales tax receivable	$ 1,321	$ 1,191
Current: Prepaid insurance	6,491	5,051
Current: Vendor credit	16
Total	$ 7,828	$ 6,242